Aug. 29, 2023
Changebridge Long/Short Equity ETF (CBLS)
Changebridge Select Equity ETF (CBSE)
each, a series of Listed Funds Trust
(each, a “Fund” and together, the “Funds”)
Supplement dated August 29, 2023 to the
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),
each dated February 28, 2023

Effective August 29, 2023, the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”) has terminated the Funds’ Investment Advisory Agreement with Changebridge Capital, LLC. Also effective August 29, 2023, the Trust has entered into on behalf of the Funds, an Interim Investment Advisory Agreement (“Interim Agreement”) with Clough Capital Partners L.P. (“Clough Capital”), under which Clough Capital will serve as the investment adviser to the Funds. Pursuant to Rule 15a-4 under the Investment Company Act of 1940, as amended, the Interim Agreement’s term will extend only for so long as necessary to obtain the requisite vote of the shareholders of each Fund, as required by law and the Trust’s Declaration of Trust and By-laws, to approve a new investment advisory agreement, or a period of 150 days after August 29, 2023, whichever occurs first.
Effective September 13, 2023, in connection with the change in investment advisers, the Board also approved a change to each Fund’s name as shown in the table below.

Current Name	New Name
Changebridge Long/Short Equity ETF	Clough Long/Short Equity ETF
Changebridge Select Equity ETF	Clough Select Equity ETF

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.
Clough Long/Short Equity ETF
Clough Long/Short Equity ETF
Clough Select Equity ETF
Clough Select Equity ETF